Stock Compensation Plans Cash Awards (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation by Share-based Payment Award
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 101
Minimum | Grants During 2010 and After [Member]
Share-based Compensation by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Award Grants Percentage Financial Metric Met Exceeded	0.00%
Maximum [Member] | Grants During 2010 and After [Member]
Share-based Compensation by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Award Grants Percentage Financial Metric Met Exceeded	200.00%
Cash Units and Cash Performance Units [Member]
Share-based Compensation by Share-based Payment Award
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 133
Cash Units and Cash Performance Units [Member] | Minimum
Share-based Compensation by Share-based Payment Award
Deferred Compensation Cash-based Arrangements, Liability, Current	36	$ 36	$ 38
Cash Units and Cash Performance Units [Member] | Maximum [Member]
Share-based Compensation by Share-based Payment Award
Deferred Compensation Cash-based Arrangements, Liability, Current	$ 203	$ 205	$ 201